Segment information (Tables)	3 Months Ended
Mar. 31, 2021
Segment information
Schedule of segment information and reconciliation of segment adjusted EBITDA to group loss for the period

in EUR k	Three months ended March 31, 2020
	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	4,550	7,542	13	—	12,105

Adjusted EBITDA	2,608	138	(51)	(7,712)	(5,017)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	—	787	30	587	1,404
Additions to intangible assets	1,002	—	—	189	1,191

Other segment information
Depreciation and amortization	564	544	—	976	2,084
Research and development expenses	—	—	—	2,691	2,691

in EUR k	Three Months Ended March 31, 2021
	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	3,598	6,383	54,979	—	64,960

Adjusted EBITDA	1,497	1,054	10,167	(12,020)	698

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	6	234	1,416	314	1,970
Additions to intangible assets	322	—	354	650	1,326

Other segment information
Depreciation and amortization	414	406	927	1,539	3,286
Research and development expenses	—	—	—	4,335	4,335

Reconciliation of segment Adjusted EBITDA to Group loss for the period

For the three months ended March 31	2020	2021
Reported segment Adjusted EBITDA	2,695	12,718
Corporate expenses	(7,712)	(12,020)
	(5,017)	698
Share-based payment expenses (Note 11)	(1,057)	(2,042)
Depreciation and amortization	(2,084)	(3,286)
Operating loss	(8,158)	(4,630)
Financial costs, net	(449)	(259)
Income tax expenses	(129)	—
Loss for the three months ended March 31	(8,736)	(4,889)